Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
10. LEASES
The Company has entered into operating leases primarily for office real estate. The leases have remaining terms ranging from less than one year to eight years and may include options to extend or terminate the lease. The depreciable life of operating lease right-of-use assets is limited by the expected lease term.
The components of lease expense are as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Operating lease expense	$72,591	$70,527	$83,060
Variable lease expense	25,443	22,562	23,331
Sublease income	(23,379)	(12,578)	(139)
Total operating lease expense	$74,655	$80,511	$106,252
Supplemental cash flow information related to leases is as follows (in thousands):

	Years Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$103,328	$92,076	$74,278
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$7,714	$10,462	$40,866
Decrease in operating lease right-of-use assets due to impairment (See Note 18 for details)	$2,870	$22,618	$131,646
Supplemental balance sheet information related to leases is as follows (in thousands, except lease term and discount rate):

	As of December 31,
	2025	2024
Operating lease right-of-use assets	$260,341	$304,505

Operating lease liability, current (included in Accrued liabilities)	87,425	79,221
Operating lease liability, non-current	435,899	512,706
Total operating lease liability	$523,324	$591,927

Weighted-average remaining term for operating leases (in years)	6.11	7.02
Weighted-average discount rate for operating leases	3.99%	3.98%
Future lease payments under operating leases as of December 31, 2025 are as follows (in thousands):

Year Ending December 31,	Operating Leases (2)
2026	$106,560
2027	103,494
2028	100,462
2029	96,845
2030	76,446
Thereafter	110,012
Total future lease payments	593,819
Less: imputed interest	(67,236)
Less: expected tenant improvement allowance	(3,259)
Total (1)	$523,324
(1) Total lease liabilities include liabilities related to operating lease right-of-use assets which were included in the impairment charges as part of the Company’s restructuring efforts. See Note 18 for additional details.
(2) Non-cancelable sublease proceeds for the fiscal years ending December 31, 2026, 2027, 2028, and 2029 of $18.6 million, $18.8 million, $18.8 million, and $12.0 million, respectively, are not included in the table above.
As of December 31, 2025, the Company had approximately $1.0 million in commitments relating to operating leases that have not yet commenced.